Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net loss	$ (93,735)	$ (87,009)	$ (59,943)
Adjustments for:
Financial income	(676)	0	(1)
Financial expense	3,164	0	1,077
Revaluation on contingent consideration liabilities	0	(6,870)	12,938
Depreciation and amortization expenses	239	303	270
Share-based payments	16,768	24,901	5,445
Group’s pension expense	397	215	440
Net foreign exchange differences	7,812	(290)	(832)
Changes in working capital:
–(Increase)/Decrease in other current receivables	(654)	116	(612)
-(Increase)/Decrease in other current assets	2,576	(891)	(4,885)
–Increase/(Decrease) in trade payables	(6,783)	(574)	5,594
–Increase in accrued expenses	11,709	3,256	1,990
-Increase in deferred revenue	2,114	0	0
–Increase/(Decrease) in other current liabilities	534	(713)	309
Interest received	618	0	0
Interest paid	(342)	(1)	(2)
Payment of contingent consideration liability	0	(4,582)	0
Cash flow used in operating activities	(56,259)	(72,139)	(38,212)
Payments for property, plant and equipment	(74)	(57)	(93)
Payments for financial assets	0	0	(7)
Proceeds from security deposits	0	0	31
Payment of contingent consideration liability	0	(5,418)	0
Acquisition of Comet Platform	0	(1,197)	0
Cash flow used in investing activities	(74)	(6,672)	(69)
Share capital increase	179,205	154,125	55,137
Transaction costs due to capital increase	(13,692)	(12,663)	(1,333)
Proceeds from the exercise of stock options	121
Acquisition of treasury shares	(5)	0	0
Proceeds from Convertible loans	0	0	2,931
Proceeds from Kreos Loans	9,660	0	0
Transaction costs due to Kreos Loan	(100)	0	0
Lease principal payments	(133)	(135)	(148)
Cash flow provided by financing activities	175,056	141,327	56,587
Net increase in cash and cash equivalents	118,723	62,516	18,306
Cash and cash equivalents at beginning of the year	102,707	40,172	19,813
Net effect of exchange rate changes on cash and cash equivalents	(14)	19	2,053
Cash and cash equivalents at end of the year	$ 221,416	$ 102,707	$ 40,172